Schedule II - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Feb. 01, 2014
Schedule II - Valuation and Qualifying Accounts and Reserves

BURLINGTON STORES, INC.

Schedule II – Valuation and Qualifying Accounts and Reserves

(All amounts in thousands)

Description	Balance at Beginning of Period	Charged to Costs & Expenses	Charged to Other Accounts (1)	Accounts Written Off or Deductions (2)	Balance at End of Period

Year ended February 1, 2014
Allowance for doubtful accounts	$81	$304	$—	$276	$109
Sales reserves	$2,774	$256	$295,107	$295,533	$2,604
Year ended February 2, 2013
Allowance for doubtful accounts	$85	$115	$—	$119	$81
Sales reserves	$2,303	$(532)	$292,558	$291,555	$2,774
Year ended January 28, 2012
Allowance for doubtful accounts	$175	$1,211	$—	$1,301	$85
Sales reserves	$2,423	$173	$268,046	$268,339	$2,303

Notes:

(1)	Charged to merchandise sales.
(2)	Actual returns and allowances.